GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.19%
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
$ 64,444	3.46%, 10/15/2024	$ 65,206
	Series 2020-Z2 Class A
190,737	1.90%, 01/15/2025	192,134
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	159,249
305,961	Anchorage Capital Ltd(a)(b) Series 2016-8A Class AR 1.13%, 07/28/2028 3-mo. LIBOR + 1.00%	306,013
450,000	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	450,159
	Barings Ltd(a)(b)
	Series 2020-1A Class A1
613,000	1.53%, 10/15/2032 3-mo. LIBOR + 1.40%	613,000
	Series 2020-1A Class AR
610,000	1.28%, 10/15/2036 3-mo. LIBOR + 1.15%	610,000
	Bayview Koitere Fund Trust(a)(c)
	Series 2017-SPL3 Class A
32,986	4.00%, 11/28/2053	33,668
	Series 2017-RT4 Class A
83,441	3.50%, 07/28/2057	85,435
126,077	Bayview Mortgage Fund IV Trust(a)(c) Series 2017-RT3 Class A 3.50%, 01/28/2058	127,299
	Bayview Opportunity Master Fund IV Trust(a)(c)
	Series 2016-SPL2 Class A
52,966	4.00%, 06/28/2053	54,008
	Series 2017-RT1 Class A1
100,952	3.00%, 03/28/2057	102,132
	Series 2017-RT5 Class A
118,849	3.50%, 05/28/2069	120,967
	Series 2017-RT6 Class A
80,294	3.50%, 10/28/2057	80,917
	Series 2017-SPL4 , Class A
121,983	3.50%, 01/28/2055	124,197
	Series 2017-SPL5 Class A
40,962	3.50%, 06/28/2057	41,829
135,000	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	134,928
	BlueMountain Ltd(a)(b)
	Series 2019-24A Class AR
410,000	1.23%, 04/20/2034 3-mo. LIBOR + 1.10%	410,255
	Series 2021-31A Class A1
1,590,000	1.28%, 04/19/2034 3-mo. LIBOR + 1.15%	1,590,488
Principal Amount		Fair Value
Non-Agency — (continued)
$ 285,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2021-2A Class A1 1.25%, 04/20/2034 3-mo. LIBOR + 1.08%	$ 285,299
93,774	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	93,802
	CIFC Funding Ltd(a)(b)
	Series 2012-2RA Class A1
339,463	0.93%, 01/20/2028 3-mo. LIBOR + 0.80%	339,473
	Series 2020-2A Class AR
385,000	1.31%, 10/20/2034 3-mo. LIBOR + 1.17%	385,039
	Citigroup Mortgage Loan Trust Inc(a)
	Series 2018-RP1 Class A1
51,334	3.00%, 09/25/2064(c)	52,618
	Series 2019-E Class A1
167,923	3.23%, 11/25/2070(d)	168,187
365,000	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	365,202
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
189,637	4.12%, 07/25/2048	196,345
	Series 2019-1A Class A2
103,425	3.67%, 10/25/2049	111,133
	Series 2021-1A Class A2I
528,675	2.66%, 04/25/2051	543,698
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	138,333
	Dryden Ltd(a)(b)
	Series 2018-64A Class A
315,000	1.10%, 04/18/2031 3-mo. LIBOR + 0.97%	315,049
	Series 2020-86A Class A1R
700,000	1.23%, 07/17/2034 3-mo. LIBOR + 1.10%	700,376
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	420,219
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	133,863
700,000	Ford Credit Floorplan Master Owner Trust A Series 2018-2 Class A 3.17%, 03/15/2025	728,206
1,690,000	Harriman Park Ltd(a)(b) Series 2020-1A Class A1R 1.25%, 04/20/2034 3-mo. LIBOR + 1.12%	1,691,049
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	221,585

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,315,000	Madison Park Funding Ltd(a)(b) Series 2021-38A Class A 1.25%, 07/17/2034 3-mo. LIBOR + 1.12%	$ 1,315,926
	Marlette Funding Trust(a)
	Series 2019-3A Class A
4,130	2.69%, 09/17/2029	4,133
	Series 2019-4A Class A
41,588	2.39%, 12/17/2029	41,711
185,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	185,518
37,075	MetLife Securitization Trust(a)(c) Series 2017-1A Class A 3.00%, 04/25/2055	38,034
	Mill City Mortgage Loan Trust(a)(c)
	Series 2017-3 Class A1
115,347	2.75%, 01/25/2061	117,218
	Series 2018-1 Class A1
160,161	3.25%, 05/25/2062	163,248
	Series 2018-2 Class A1
110,624	3.50%, 05/25/2058	112,875
	Series 2018-3 Class A1
100,838	3.48%, 08/25/2058	104,289
300,000	Morgan Stanley Bank of America Merrill Lynch Trust(a) Series 2017-C34 Class D 2.70%, 11/15/2052	266,595
250,495	Navient Private Education Refi Loan Trust(a) Series 2021-EA Class A 0.97%, 12/16/2069	249,717
96,260	New Residential Mortgage LLC(a) Series 2018-GS10 Class A1 3.79%, 07/25/2054	96,314
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,503,817
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A1R 1.33%, 06/20/2034 3-mo. LIBOR + 1.21%	255,175
76,202	NRZ Excess Spread-Collateralized Notes(a) Series 2018-FNT1 Class A 3.61%, 05/25/2023	76,332
109,162	Onemain Financial Issuance Trust(a) Series 2018-1A Class A 3.30%, 03/14/2029	109,436
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,030,000	OZLM Ltd(a)(b) Series 2018-18A Class A 1.15%, 04/15/2031 3-mo. LIBOR + 1.02%	$ 1,030,033
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	206,170
340,000	Pretium Mortgage Credit Partners(a)(d) Series 2021-RN2 Class A1 1.74%, 07/25/2051	339,938
1,180,000	Regatta VI Funding Ltd(a)(b) Series 2016-1A Class AR2 1.29%, 04/20/2034 3-mo. LIBOR + 1.16%	1,180,732
250,000	Regional Management Issuance Trust(a) Series 2019-1 Class A 3.05%, 11/15/2028	252,534
1,345,000	RR 1 LLC(a)(b) Series 2017-1A Class A1AB 1.23%, 07/15/2035 3-mo. LIBOR + 1.15%	1,346,691
1,150,000	RR 16 Ltd(a)(b) Series 2021-16A Class A1 1.19%, 07/15/2036 3-mo. LIBOR + 1.11%	1,150,822
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
210,000	2.68%, 10/15/2025	214,394
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	70,895
	Sound Point Ltd(a)(b)
	Series 2013-2RA Class A1
409,000	1.08%, 04/15/2029 3-mo. LIBOR + 0.95%	408,124
	Series 2019-4A Class A1A
274,000	1.53%, 01/15/2033 3-mo. LIBOR + 1.40%	274,166
	Series 2021-1A Class A
645,000	1.21%, 04/25/2034 3-mo. LIBOR + 1.07%	645,402
31,948	Springleaf Funding Trust(a) Series 2017-AA Class A 2.68%, 07/15/2030	31,990
49,018	Stanwich Mortgage Loan Trust(a)(d) Series 2019-NPB2 Class A1 3.48%, 11/16/2024	49,089
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	144,940
700,000	Symphony Ltd(a)(b) Series 2021-25A Class A 1.17%, 04/19/2034 3-mo. LIBOR + 0.98%	700,523

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,800,000	TCW Ltd(a)(b) Series 2019-1A Class ASNR 1.34%, 08/16/2034 3-mo. LIBOR + 1.22%	$ 2,800,266
645,000	Thompson Park Ltd(a)(b) Series 2021-1A Class A1 1.20%, 04/15/2034 3-mo. LIBOR + 1.00%	645,298
	Towd Point Mortgage Trust(a)(c)
	Series 2016-4 Class A1
43,198	2.25%, 07/25/2056	43,474
	Series 2017-1 Class A1
327,985	2.75%, 10/25/2056	332,413
	Series 2017-2 Class A1
42,785	2.75%, 04/25/2057	43,301
	Series 2017-4 Class A1
335,942	2.75%, 06/25/2057	343,271
	Series 2017-6 Class A1
365,684	2.75%, 10/25/2057	372,755
	Series 2018-1 Class A1
38,802	3.00%, 01/25/2058	39,593
	Series 2018-2 Class A1
156,770	3.25%, 03/25/2058	160,990
	Series 2018-3 Class A1
124,982	3.75%, 05/25/2058	130,706
	Series 2018-5 Class A1A
315,141	3.25%, 07/25/2058	320,329
	Series 2019-1 Class A1
476,866	3.71%, 03/25/2058	502,242
525,000	Toyota Lease Owner Trust(a) Series 2021-B Class A3 0.42%, 10/21/2024	524,941
225,933	Tricolor Auto Securitization Trust(a) Series 2021-1A Class A 0.74%, 04/15/2024	225,930
	Upstart Securitization Trust(a)
	Series 2021-3 Class A
185,090	0.83%, 07/20/2031	185,178
	Series 2021-4 Class A
410,000	0.84%, 09/20/2031	410,019
720,000	VCAT Asset Securitization LLC(a)(d) Series 2021-NPL6 Class A1 1.92%, 09/25/2051	720,000
	VCAT LLC(a)(d)
	Series 2021-NPL4 Class A1
533,593	1.87%, 08/25/2051	533,458
	Series 2021-NPL5 Class A1
589,472	1.87%, 08/25/2061	589,115
	Venture Ltd(a)(b)
	Series 2014-17A Class ARR
937,647	1.01%, 04/15/2027 3-mo. LIBOR + 0.88%	937,685
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-37A Class A1R
$ 870,000	1.28%, 07/15/2032 3-mo. LIBOR + 1.15%	$ 870,206
	Series 2021-42A Class A1A
645,000	1.31%, 04/15/2034 3-mo. LIBOR + 1.13%	645,297
	Series 2021-43A Class A1
510,000	1.38%, 04/15/2034 3-mo. LIBOR + 1.24%	510,630
589,178	Vericrest Opportunity Loan Transferee(a)(d) Series 2021-NP11 Class A1 1.87%, 08/25/2051	588,807
135,331	Verus Securitization Trust(a)(d) Series 2020-NPL1 Class A1 3.60%, 08/25/2050	135,448
450,252	VOLT CIII LLC(a)(d) Series 2021-CF1 Class A1 1.99%, 08/25/2051	450,252
400,793	VOLT XCIII LLC(a)(d) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	402,048
109,895	VOLT XCVIII LLC(a)(d) Series 2021-NPL7 Class A1 2.12%, 04/25/2051	110,149
1,040,000	Wellfleet Ltd(a)(b) Series 2019-XA Class A1R 1.34%, 07/20/2032 3-mo. LIBOR + 1.17%	1,040,343
57,750	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	61,030
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
300,000	2.72%, 11/15/2024	307,100
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	197,822
99,500	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	102,345
1,450,000	Zais Ltd(a)(b) Series 2020-15A Class A1R 1.45%, 07/28/2032 3-mo. LIBOR + 1.35%	1,450,116
TOTAL ASSET-BACKED SECURITIES — 7.19% (Cost $41,498,629)		$41,610,698

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 0.73%
	Air Products & Chemicals Inc
$ 25,000	1.50%, 10/15/2025	$ 25,454
50,000	1.85%, 05/15/2027	51,512
485,000	DuPont de Nemours Inc 4.21%, 11/15/2023	520,822
425,000	Glencore Funding LLC(a) 2.63%, 09/23/2031	416,203
1,775,000	International Flavors & Fragrances Inc(a) 1.83%, 10/15/2027	1,777,608
140,000	LYB International Finance III LLC 3.80%, 10/01/2060	145,342
475,000	Newcrest Finance Property Ltd(a) 3.25%, 05/13/2030	504,800
20,000	Sherwin-Williams Co 2.30%, 05/15/2030	20,188
525,000	Teck Resources Ltd 3.90%, 07/15/2030	570,039
185,000	Vale Overseas Ltd 3.75%, 07/08/2030	191,651
		4,223,619
Communications — 4.76%
	Alibaba Group Holding Ltd
480,000	3.40%, 12/06/2027	514,130
200,000	2.13%, 02/09/2031	192,240
555,000	Amazon.com Inc 2.80%, 08/22/2024	588,183
	AT&T Inc
1,150,000	2.30%, 06/01/2027	1,190,222
2,115,000	4.35%, 03/01/2029	2,425,100
1,550,000	4.85%, 03/01/2039	1,857,589
95,000	3.65%, 06/01/2051	96,804
200,000	3.55%, 09/15/2055	197,229
522,000	3.80%, 12/01/2057	533,250
28,000	3.65%, 09/15/2059	27,914
345,000	3.50%, 02/01/2061	330,147
100,000	CCO Holdings LLC / CCO Holdings Capital Corp(a) 4.50%, 08/15/2030	103,172
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	168,694
2,200,000	3.75%, 02/15/2028	2,409,336
195,000	2.30%, 02/01/2032	185,713
45,000	5.13%, 07/01/2049	52,931
40,000	4.80%, 03/01/2050	44,888
140,000	3.90%, 06/01/2052	139,450
500,000	3.85%, 04/01/2061	476,846
85,000	4.40%, 12/01/2061	88,397
	Comcast Corp
1,475,000	3.30%, 02/01/2027	1,609,688
55,000	3.40%, 07/15/2046	58,329
60,000	3.45%, 02/01/2050	63,630
Principal Amount		Fair Value
Communications — (continued)
$ 385,000	2.80%, 01/15/2051	$ 364,418
491,000	2.94%, 11/01/2056(a)	463,792
109,000	2.99%, 11/01/2063(a)	102,143
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	20,115
185,000	2.60%, 06/15/2031	187,248
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	107,716
30,000	5.20%, 09/20/2047	37,378
123,000	5.30%, 05/15/2049	153,655
245,000	4.65%, 05/15/2050	283,920
300,000	Fox Corp 5.48%, 01/25/2039	383,104
440,000	NTT Finance Corp(a) 1.16%, 04/03/2026	437,479
150,000	Telefonica Emisiones SA 7.05%, 06/20/2036	216,478
875,000	Tencent Holdings Ltd(a) 3.98%, 04/11/2029	959,411
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	148,421
65,000	4.50%, 09/15/2042	71,132
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	100,800
1,225,000	3.88%, 04/15/2030	1,352,599
300,000	2.88%, 02/15/2031	302,550
300,000	3.50%, 04/15/2031	316,390
580,000	3.00%, 02/15/2041	561,169
220,000	4.50%, 04/15/2050	256,469
	Verizon Communications Inc
1,200,000	2.10%, 03/22/2028	1,218,108
1,925,000	4.33%, 09/21/2028	2,212,840
1,225,000	4.50%, 08/10/2033	1,458,618
200,000	2.65%, 11/20/2040	187,914
1,440,000	3.40%, 03/22/2041	1,503,853
125,000	2.85%, 09/03/2041	121,996
335,000	3.55%, 03/22/2051	353,290
	ViacomCBS Inc
100,000	4.20%, 05/19/2032	114,387
65,000	4.38%, 03/15/2043	74,357
115,000	Vodafone Group PLC 5.25%, 05/30/2048	148,853
		27,574,485
Consumer, Cyclical — 0.61%
	AutoNation Inc
75,000	1.95%, 08/01/2028	73,955
500,000	4.75%, 06/01/2030	582,955
	AutoZone Inc
95,000	3.63%, 04/15/2025	102,967
15,000	4.00%, 04/15/2030	17,008
	General Motors Co
300,000	4.00%, 04/01/2025	326,205
200,000	5.20%, 04/01/2045	243,549
75,000	6.75%, 04/01/2046	106,949

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 125,000	General Motors Financial Co Inc 2.70%, 08/20/2027	$ 129,866
275,000	Home Depot Inc 3.30%, 04/15/2040	297,958
250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	250,530
135,000	Las Vegas Sands Corp 3.50%, 08/18/2026	137,895
	Lowe's Cos Inc
250,000	1.70%, 09/15/2028	247,812
50,000	3.70%, 04/15/2046	54,616
	McDonald's Corp
175,000	3.35%, 04/01/2023	182,275
115,000	4.45%, 03/01/2047	140,285
275,000	4.45%, 09/01/2048	337,663
120,000	3.63%, 09/01/2049	130,846
130,000	Starbucks Corp 3.80%, 08/15/2025	142,620
		3,505,954
Consumer, Non-Cyclical — 3.89%
	AbbVie Inc
710,000	3.20%, 11/21/2029	765,033
550,000	4.88%, 11/14/2048	705,541
545,000	4.25%, 11/21/2049	645,527
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	211,139
200,000	2.60%, 05/27/2030	204,217
	Altria Group Inc
100,000	3.70%, 02/04/2051	94,154
125,000	4.00%, 02/04/2061	119,720
495,000	Amgen Inc 2.00%, 01/15/2032	476,028
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
725,000	4.70%, 02/01/2036	876,119
500,000	4.90%, 02/01/2046	614,607
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	105,313
	Anheuser-Busch InBev Worldwide Inc
825,000	4.95%, 01/15/2042	1,019,195
30,000	3.75%, 07/15/2042	32,351
80,000	4.60%, 04/15/2048	95,506
460,000	4.44%, 10/06/2048	538,155
150,000	5.55%, 01/23/2049	203,151
	Anthem Inc
55,000	2.88%, 09/15/2029	57,897
115,000	4.63%, 05/15/2042	140,962
140,000	Archer-Daniels-Midland Co 3.25%, 03/27/2030	153,489
200,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	197,925
	Astrazeneca Finance LLC
45,000	1.20%, 05/28/2026	45,011
540,000	1.75%, 05/28/2028	543,141
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 400,000	Bacardi Ltd(a) 5.30%, 05/15/2048	$ 521,580
	BAT Capital Corp
430,000	2.79%, 09/06/2024	452,211
215,000	2.26%, 03/25/2028	213,393
20,000	4.54%, 08/15/2047	20,719
325,000	4.76%, 09/06/2049	351,324
225,000	BAT International Finance PLC 1.67%, 03/25/2026	225,125
450,000	Becton Dickinson and Co 4.67%, 06/06/2047	561,829
	Boston Scientific Corp
395,000	1.90%, 06/01/2025	405,126
300,000	3.75%, 03/01/2026	330,061
	Bristol Myers Squibb Co
85,000	3.20%, 06/15/2026	92,672
175,000	3.40%, 07/26/2029	193,958
110,000	5.00%, 08/15/2045	147,884
60,000	2.55%, 11/13/2050	56,337
200,000	Chapman University 2.07%, 04/01/2031	196,666
	Cigna Corp
580,000	1.25%, 03/15/2026	578,766
725,000	3.40%, 03/15/2050	748,733
	Coca-Cola Co
440,000	2.25%, 01/05/2032	445,861
100,000	3.00%, 03/05/2051	103,551
115,000	CommonSpirit Health 2.76%, 10/01/2024	121,002
209,000	Conagra Brands Inc 4.85%, 11/01/2028	245,157
140,000	Constellation Brands Inc 3.60%, 02/15/2028	153,825
	CVS Health Corp
515,000	4.78%, 03/25/2038	631,463
285,000	4.13%, 04/01/2040	326,618
400,000	Diageo Capital PLC 2.00%, 04/29/2030	398,449
100,000	Estee Lauder Co Inc 2.60%, 04/15/2030	104,874
	General Mills Inc
200,000	3.70%, 10/17/2023	212,280
50,000	3.00%, 02/01/2051(a)	49,912
	Gilead Sciences Inc
85,000	2.50%, 09/01/2023	88,088
495,000	1.65%, 10/01/2030	475,291
235,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	256,596
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	248,823
	Global Payments Inc
160,000	1.20%, 03/01/2026	158,379
120,000	4.80%, 04/01/2026	135,933
650,000	3.20%, 08/15/2029	687,113
100,000	2.90%, 05/15/2030	103,178
145,000	HCA Inc 2.38%, 07/15/2031	142,503
	Hormel Foods Corp
130,000	0.65%, 06/03/2024	130,125

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 15,000	1.70%, 06/03/2028	$ 15,071
	Howard University
100,000	2.80%, 10/01/2030	102,268
160,000	3.48%, 10/01/2041	166,557
145,000	Humana Inc 2.15%, 02/03/2032	141,647
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	221,985
145,000	Johnson & Johnson 3.55%, 03/01/2036	167,107
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	202,352
335,000	3.00%, 06/01/2051	342,344
	Mondelez International Inc
135,000	1.50%, 05/04/2025	137,034
20,000	2.75%, 04/13/2030	20,927
185,000	1.50%, 02/04/2031	174,110
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	306,973
175,000	Novartis Capital Corp 2.20%, 08/14/2030	179,423
	Pfizer Inc
165,000	2.63%, 04/01/2030	174,228
170,000	1.70%, 05/28/2030	167,647
430,000	1.75%, 08/18/2031	420,237
145,000	Quest Diagnostics Inc 2.80%, 06/30/2031	151,416
160,000	Royalty Pharma PLC 1.75%, 09/02/2027	159,308
115,000	Sutter Health 3.36%, 08/15/2050	121,645
275,000	Sysco Corp 6.60%, 04/01/2050	432,590
200,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	196,863
	Thermo Fisher Scientific Inc
60,000	4.13%, 03/25/2025	66,012
50,000	2.95%, 09/19/2026	53,755
50,000	1.75%, 10/15/2028	49,829
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	109,971
65,000	3.75%, 10/15/2047	74,222
		22,515,107
Energy — 1.55%
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	111,794
145,000	2.94%, 06/04/2051	137,097
400,000	3.38%, 02/08/2061	398,063
285,000	Canadian Natural Resources Ltd 3.90%, 02/01/2025	308,336
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	346,692
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	Eastern Gas Transmission & Storage Inc(a) 3.00%, 11/15/2029	$ 26,243
	Energy Transfer LP
125,000	3.90%, 07/15/2026	136,467
105,000	5.25%, 04/15/2029	123,078
175,000	5.35%, 05/15/2045	204,094
140,000	6.13%, 12/15/2045	178,137
550,000	5.00%, 05/15/2050	634,548
	Enterprise Products Operating LLC
160,000	4.80%, 02/01/2049	195,871
200,000	3.70%, 01/31/2051	211,559
45,000	3.30%, 02/15/2053	43,886
	Equinor ASA
205,000	3.63%, 04/06/2040	229,044
90,000	3.70%, 04/06/2050	103,559
	Exxon Mobil Corp
35,000	3.48%, 03/19/2030	38,937
210,000	4.23%, 03/19/2040	249,303
	Galaxy Pipeline Assets Bidco Ltd
260,000	2.94%, 09/30/2040(a)	259,458
390,000	2.94%, 09/30/2040	388,775
60,000	Halliburton Co 5.00%, 11/15/2045	71,887
145,000	Hess Corp 7.30%, 08/15/2031	196,146
320,000	KazMunayGas National Co JSC 5.38%, 04/24/2030	377,200
200,000	Lukoil Securities BV 3.88%, 05/06/2030	210,260
	Marathon Petroleum Corp
150,000	4.70%, 05/01/2025	167,437
15,000	4.75%, 09/15/2044	17,544
	MPLX LP
300,000	4.00%, 02/15/2025	325,640
70,000	1.75%, 03/01/2026	70,431
35,000	4.13%, 03/01/2027	39,080
75,000	4.25%, 12/01/2027	84,270
475,000	4.50%, 04/15/2038	530,260
160,000	4.90%, 04/15/2058	185,774
550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	587,177
	Qatar Petroleum(a)
770,000	2.25%, 07/12/2031	762,608
300,000	3.30%, 07/12/2051	303,000
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	66,990
285,000	Shell International Finance BV 3.25%, 04/06/2050	303,172
195,000	TransCanada PipeLines Ltd 4.10%, 04/15/2030	221,213
125,000	Valero Energy Corp 4.00%, 04/01/2029	137,423
		8,982,453

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — 10.94%
$ 1,350,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.50%, 07/15/2025	$ 1,565,192
1,600,000	Air Lease Corp 2.88%, 01/15/2026	1,671,833
	American Express Co
135,000	3.70%, 11/05/2021	135,013
200,000	4.20%, 11/06/2025	224,868
	American International Group Inc
640,000	2.50%, 06/30/2025	670,139
750,000	3.40%, 06/30/2030	818,393
	American Tower Corp
140,000	1.45%, 09/15/2026	139,349
240,000	1.50%, 01/31/2028	232,476
350,000	Athene Global Funding(a) 2.65%, 10/04/2031	350,384
1,675,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,723,429
1,000,000	Banco Santander SA 4.25%, 04/11/2027	1,123,745
	Bank of America Corp
35,000	3.86%, 07/23/2024	37,040
715,000	3.88%, 08/01/2025	787,967
190,000	2.46%, 10/22/2025	198,461
515,000	1.66%, 03/11/2027	517,956
95,000	3.56%, 04/23/2027	103,382
1,975,000	4.18%, 11/25/2027	2,201,639
830,000	3.82%, 01/20/2028	915,947
500,000	3.59%, 07/21/2028	548,148
315,000	2.88%, 10/22/2030	328,854
200,000	2.59%, 04/29/2031	204,126
1,705,000	1.92%, 10/24/2031	1,640,159
90,000	2.69%, 04/22/2032	91,644
370,000	2.30%, 07/21/2032	364,717
300,000	2.48%, 09/21/2036	294,063
435,000	6.11%, 01/29/2037	586,488
525,000	3.31%, 04/22/2042	550,870
250,000	4.08%, 03/20/2051	295,832
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	45,720
190,000	2.66%, 05/16/2023	192,744
105,000	2.10%, 10/24/2024	109,398
1,725,000	Barclays PLC 2.85%, 05/07/2026	1,811,841
170,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	206,094
130,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	141,085
450,000	BlackRock Inc 1.90%, 01/28/2031	449,796
	BNP Paribas SA(a)
1,800,000	2.22%, 06/09/2026	1,847,485
200,000	1.32%, 01/13/2027	196,642
200,000	2.16%, 09/15/2029	198,328
Principal Amount		Fair Value
Financial — (continued)
$ 400,000	BOC Aviation Corporation(a) 1.63%, 04/29/2024	$ 403,074
1,675,000	BPCE SA(a) 1.65%, 10/06/2026	1,676,990
	Citigroup Inc
550,000	3.35%, 04/24/2025	584,183
760,000	0.98%, 05/01/2025	762,461
430,000	3.70%, 01/12/2026	472,335
925,000	1.46%, 06/09/2027	919,549
1,025,000	4.45%, 09/29/2027	1,165,619
700,000	3.89%, 01/10/2028	773,521
330,000	2.57%, 06/03/2031	336,370
1,500,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	1,667,223
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	219,500
775,000	Deutsche Bank AG 3.04%, 05/28/2032	786,321
625,000	Duke Realty LP 1.75%, 07/01/2030	599,479
	Equinix Inc REIT
30,000	1.80%, 07/15/2027	30,144
160,000	2.00%, 05/15/2028	159,583
155,000	2.50%, 05/15/2031	156,055
485,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	481,883
600,000	Essex Portfolio LP 3.00%, 01/15/2030	632,540
215,000	Fifth Third Bancorp 2.38%, 01/28/2025	223,523
450,000	GE Capital Funding LLC 4.40%, 05/15/2030	521,424
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	240,010
100,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	116,916
	Goldman Sachs Group Inc
1,160,000	2.62%, 04/22/2032	1,174,024
345,000	2.38%, 07/21/2032	341,591
525,000	Healthcare Realty Trust Inc 2.05%, 03/15/2031	510,229
	HSBC Holdings PLC
650,000	0.98%, 05/24/2025	648,855
655,000	1.59%, 05/24/2027	650,587
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024	142,716
265,000	4.02%, 12/05/2024	283,836
690,000	3.22%, 03/01/2025	728,820
855,000	2.95%, 10/01/2026	916,338
215,000	3.96%, 01/29/2027	237,272
560,000	3.51%, 01/23/2029	609,173
175,000	3.70%, 05/06/2030	193,258
200,000	2.52%, 04/22/2031	204,041
700,000	1.76%, 11/19/2031	668,430
110,000	1.95%, 02/04/2032	106,119
270,000	2.58%, 04/22/2032	273,744
80,000	3.11%, 04/22/2041	82,729

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 95,000	3.11%, 04/22/2051	$ 96,499
220,000	Keycorp 2.55%, 10/01/2029	228,971
1,725,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	1,709,938
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	244,703
195,000	3.88%, 03/15/2024	209,666
55,000	4.38%, 03/15/2029	63,863
105,000	4.75%, 03/15/2039	132,285
99,000	Massachusetts Mutual Life Insurance Co(a) 3.73%, 10/15/2070	106,593
	Mastercard Inc
625,000	3.30%, 03/26/2027	687,080
155,000	2.95%, 03/15/2051	160,173
	Morgan Stanley
1,000,000	4.10%, 05/22/2023	1,055,808
230,000	2.72%, 07/22/2025	241,000
385,000	3.63%, 01/20/2027	424,400
1,850,000	3.95%, 04/23/2027	2,057,399
865,000	1.59%, 05/04/2027	867,573
600,000	3.77%, 01/24/2029	663,909
100,000	4.43%, 01/23/2030	115,467
295,000	2.70%, 01/22/2031	304,172
695,000	1.79%, 02/13/2032	661,911
580,000	1.93%, 04/28/2032	556,241
425,000	2.48%, 09/16/2036	415,959
500,000	Nationwide Building Society(a) 3.96%, 07/18/2030	555,826
65,000	Nationwide Mutual Insurance Co(a) 4.35%, 04/30/2050	73,324
55,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	61,625
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	498,184
180,000	Progressive Corp 3.20%, 03/26/2030	196,469
425,000	Santander Holdings USA Inc 3.70%, 03/28/2022	430,440
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	81,010
155,000	2.84%, 01/15/2025	160,530
405,000	State Street Corp 3.78%, 12/03/2024	434,356
	Truist Bank
200,000	3.30%, 05/15/2026	217,695
750,000	2.25%, 03/11/2030	753,983
475,000	Truist Financial Corp 1.89%, 06/07/2029	474,537
	VEREIT Operating Partnership LP REIT
95,000	3.40%, 01/15/2028	102,709
10,000	2.20%, 06/15/2028	10,119
75,000	Visa Inc 4.30%, 12/14/2045	94,149
	Wells Fargo & Co
415,000	2.41%, 10/30/2025	432,214
250,000	2.19%, 04/30/2026	258,034
Principal Amount		Fair Value
Financial — (continued)
$ 750,000	4.30%, 07/22/2027	$ 852,141
360,000	2.39%, 06/02/2028	371,318
250,000	2.88%, 10/30/2030	261,090
130,000	5.01%, 04/04/2051	174,464
220,000	Welltower Inc REIT 4.00%, 06/01/2025	240,635
475,000	Westpac Banking Corp 4.11%, 07/24/2034	516,084
	Willis North America Inc
85,000	3.60%, 05/15/2024	90,679
765,000	2.95%, 09/15/2029	799,942
		63,366,879
Industrial — 1.87%
	Boeing Co
30,000	2.70%, 02/01/2027	31,050
365,000	5.04%, 05/01/2027	419,869
1,575,000	3.45%, 11/01/2028	1,672,853
200,000	5.81%, 05/01/2050	266,594
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	239,503
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	395,027
205,000	Caterpillar Inc 2.60%, 04/09/2030	215,495
15,000	CSX Corp 4.50%, 03/15/2049	18,640
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	431,024
	General Electric Co
150,000	3.45%, 05/01/2027	164,513
55,000	3.63%, 05/01/2030	61,116
575,000	5.88%, 01/14/2038	776,659
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	90,767
40,000	1.20%, 04/06/2023	40,536
105,000	3.45%, 06/07/2023	110,632
160,000	2.60%, 03/07/2024	167,965
75,000	1.75%, 03/09/2027	76,729
20,000	3.45%, 03/07/2029	22,240
	L3Harris Technologies Inc
320,000	3.85%, 06/15/2023	337,154
32,000	4.40%, 06/15/2028	36,515
	Lockheed Martin Corp
70,000	3.80%, 03/01/2045	81,196
47,000	4.09%, 09/15/2052	57,515
800,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	798,180
265,000	Northrop Grumman Corp 5.15%, 05/01/2040	344,789
	Otis Worldwide Corp
150,000	2.57%, 02/15/2030	153,991
300,000	3.11%, 02/15/2040	307,500
	Raytheon Technologies Corp
535,000	3.95%, 08/16/2025	589,201
30,000	4.45%, 11/16/2038	36,325
60,000	4.63%, 11/16/2048	76,121

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 485,000	Siemens Financieringsmaatschappij Nv(a) 1.20%, 03/11/2026	$ 483,258
	SYNNEX Corp(a)
300,000	2.38%, 08/09/2028	297,049
300,000	2.65%, 08/09/2031	293,408
	Union Pacific Corp
25,000	2.40%, 02/05/2030	25,679
875,000	2.38%, 05/20/2031	896,289
	Waste Management Inc
600,000	1.15%, 03/15/2028	577,756
85,000	2.00%, 06/01/2029	85,366
145,000	Worthington Industries Inc 4.30%, 08/01/2032	162,469
		10,840,973
Technology — 2.76%
550,000	Adobe Inc 2.15%, 02/01/2027	576,263
	Apple Inc
305,000	3.85%, 08/04/2046	356,641
525,000	2.65%, 02/08/2051	502,221
	Broadcom Inc
12,000	4.11%, 09/15/2028	13,352
85,000	4.15%, 11/15/2030	94,178
130,000	4.30%, 11/15/2032	145,682
280,000	2.60%, 02/15/2033(a)	268,965
686,000	3.42%, 04/15/2033(a)	710,128
266,000	3.47%, 04/15/2034(a)	273,910
417,000	3.14%, 11/15/2035	415,689
410,000	3.19%, 11/15/2036	408,809
475,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	720,276
315,000	Fidelity National Information Services Inc 2.25%, 03/01/2031	312,667
	Fiserv Inc
315,000	3.80%, 10/01/2023	334,845
1,600,000	3.20%, 07/01/2026	1,727,436
380,000	2.25%, 06/01/2027	391,950
325,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	436,368
	Intel Corp
220,000	2.80%, 08/12/2041	219,318
135,000	3.73%, 12/08/2047	150,603
185,000	3.25%, 11/15/2049	191,747
370,000	3.05%, 08/12/2051	367,562
560,000	International Business Machines Corp 1.95%, 05/15/2030	553,079
500,000	Intuit Inc 1.35%, 07/15/2027	497,404
425,000	Lam Research Corp 1.90%, 06/15/2030	423,715
	Marvell Technology Inc(a)
5,000	2.45%, 04/15/2028	5,094
Principal Amount		Fair Value
Technology — (continued)
$ 365,000	2.95%, 04/15/2031	$ 375,183
295,000	Microchip Technology Inc 2.67%, 09/01/2023	305,854
	Microsoft Corp
135,000	2.53%, 06/01/2050	129,905
103,000	2.68%, 06/01/2060	99,854
	NVIDIA Corp
480,000	1.55%, 06/15/2028	478,043
105,000	3.50%, 04/01/2040	116,441
	NXP BV / NXP Funding LLC(a)
295,000	4.88%, 03/01/2024	321,764
71,000	5.35%, 03/01/2026	82,101
	NXP BV / NXP Funding LLC / NXP USA Inc(a)
275,000	3.15%, 05/01/2027	293,247
89,000	4.30%, 06/18/2029	100,873
	Oracle Corp
425,000	2.30%, 03/25/2028	434,550
625,000	3.60%, 04/01/2040	648,132
30,000	4.00%, 07/15/2046	31,781
880,000	3.60%, 04/01/2050	881,054
145,000	3.95%, 03/25/2051	152,920
35,000	4.10%, 03/25/2061	37,262
570,000	salesforce.com Inc 1.95%, 07/15/2031	567,297
425,000	Skyworks Solutions Inc 3.00%, 06/01/2031	434,493
	VMware Inc
100,000	1.80%, 08/15/2028	98,516
300,000	2.20%, 08/15/2031	293,331
		15,980,503
Utilities — 2.77%
	Alabama Power Co
125,000	2.45%, 03/30/2022	126,123
335,000	3.45%, 10/01/2049	361,634
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	480,874
	American Water Capital Corp
125,000	3.75%, 09/01/2028	140,368
175,000	4.15%, 06/01/2049	206,690
1,475,000	Avangrid Inc 3.20%, 04/15/2025	1,570,918
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	394,350
5,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046	6,107
105,000	Commonwealth Edison Co 3.65%, 06/15/2046	116,158
195,000	Dominion Energy Inc(d) 3.07%, 08/15/2024	206,117
255,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	366,038
	Duke Energy Carolinas LLC
518,000	5.30%, 02/15/2040	685,549

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 190,000	3.45%, 04/15/2051	$ 205,328
	Duke Energy Corp
130,000	3.75%, 04/15/2024	138,710
475,000	3.15%, 08/15/2027	511,565
515,000	2.55%, 06/15/2031	521,808
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	159,116
100,000	Eastern Energy Gas Holdings LLC 2.50%, 11/15/2024	104,720
575,000	Enel Finance International NV(a) 1.38%, 07/12/2026	571,731
975,000	Entergy Corp 2.95%, 09/01/2026	1,037,262
125,000	Evergy Metro Inc 4.20%, 03/15/2048	149,729
450,000	Exelon Corp 4.05%, 04/15/2030	509,998
	Georgia Power Co
225,000	2.10%, 07/30/2023	231,661
145,000	4.75%, 09/01/2040	175,996
515,000	Gulf Power Co 4.55%, 10/01/2044	590,626
300,000	ITC Holdings Corp(a) 2.95%, 05/14/2030	314,836
470,000	Nextera Energy Capital Holdings Inc 2.25%, 06/01/2030	472,681
	NiSource Inc
150,000	3.49%, 05/15/2027	164,376
130,000	3.60%, 05/01/2030	142,516
135,000	4.38%, 05/15/2047	160,357
375,000	Oglethorpe Power Corp 5.05%, 10/01/2048	463,723
	Pacific Gas and Electric Co
1,475,000	2.10%, 08/01/2027	1,439,465
625,000	2.50%, 02/01/2031	594,861
	PacifiCorp
135,000	2.70%, 09/15/2030	140,514
42,000	4.13%, 01/15/2049	49,438
165,000	3.30%, 03/15/2051	171,355
45,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	47,877
145,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	152,716
	Puget Energy Inc
185,000	3.65%, 05/15/2025	197,539
240,000	4.10%, 06/15/2030	264,267
	Sempra Energy
300,000	3.55%, 06/15/2024	319,651
210,000	3.40%, 02/01/2028	226,485
60,000	3.80%, 02/01/2038	66,402
15,000	4.00%, 02/01/2048	16,763
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	105,639
	Southern California Edison Co
90,000	2.85%, 08/01/2029	93,380
Principal Amount		Fair Value
Utilities — (continued)
$ 395,000	2.25%, 06/01/2030	$ 387,753
27,000	4.00%, 04/01/2047	28,953
88,000	4.13%, 03/01/2048	95,890
105,000	3.65%, 02/01/2050	107,274
210,000	Southern Co 3.70%, 04/30/2030	230,576
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	25,890
		16,050,353
TOTAL CORPORATE BONDS AND NOTES — 29.88% (Cost $170,382,218)		$173,040,326
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Bermuda Government International Bond 2.38%, 08/20/2030	198,000
	Chile Government International Bond
290,000	2.55%, 07/27/2033	282,704
695,000	3.10%, 05/07/2041	670,689
305,000	3.50%, 04/15/2053	305,381
420,000	Finance Department Government of Sharjah 3.63%, 03/10/2033	413,767
435,000	Hungary Government International Bond(a) 2.13%, 09/22/2031	428,285
	Indonesia Government International Bond
340,000	4.35%, 01/08/2027	383,277
280,000	3.35%, 03/12/2071	258,048
360,000	Israel Government International Bond 3.25%, 01/17/2028	394,726
	Mexico Government International Bond
500,000	3.75%, 01/11/2028	543,545
710,000	2.66%, 05/24/2031	684,958
400,000	4.75%, 04/27/2032	449,908
885,000	4.28%, 08/14/2041	902,965
800,000	4.75%, 03/08/2044	851,368
405,000	3.77%, 05/24/2061	359,117
	Panama Government International Bond
200,000	3.16%, 01/23/2030	205,892
865,000	4.50%, 04/16/2050	941,302
340,000	3.87%, 07/23/2060	332,493
	Peruvian Government International Bond
105,000	2.39%, 01/23/2026	107,134
45,000	2.78%, 01/23/2031	44,532
380,000	3.30%, 03/11/2041	368,296
1,045,000	Philippine Government International Bond 3.70%, 02/02/2042	1,105,338

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,072,000	Romanian Government International Bond 3.00%, 02/14/2031	$ 1,092,810
	Saudi International Bond
200,000	2.25%, 02/02/2033(a)	194,452
1,200,000	4.50%, 10/26/2046	1,384,488
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.23% (Cost $13,188,116)		$12,903,475
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.62%
597,018	510 Asset Backed Trust(a)(d) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	596,199
364,976	Ajax Mortgage Loan Trust(a)(d) Series 2021-C Class A 2.12%, 01/25/2061	364,676
	Angel Oak Mortgage Trust(a)(c)
	Series 2018-3 Class A1
32,318	3.65%, 09/25/2048	32,494
	Series 2019-2 Class A1
38,069	3.63%, 03/25/2049	38,432
	Series 2019-4 Class A1
129,641	2.99%, 07/26/2049	130,455
	Series 2020-1 Class A1
91,811	2.47%, 12/25/2059	92,257
	Series 2020-2 Class A1A
208,400	2.53%, 01/26/2065	211,557
	Series 2020-4 Class A1
129,413	1.47%, 06/25/2065	130,382
	Series 2020-6 Class A1
79,939	1.26%, 05/25/2065	80,137
	Series 2020-R1 Class A1
287,636	0.99%, 04/25/2053	287,288
	Series 2021-1 Class A1
333,602	0.91%, 01/25/2066	331,537
	Series 2021-2 Class A1
544,443	0.99%, 04/25/2066	546,158
	Series 2021-4 Class A1
394,271	1.04%, 01/20/2065	394,529
	Series 2021-5 Class A1
599,528	0.95%, 07/25/2066	598,312
	Arroyo Mortgage Trust(a)(c)
	Series 2019-2 Class A1
141,192	3.35%, 04/25/2049	142,938
	Series 2019-3 Class A1
124,496	2.96%, 10/25/2048	125,809
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	384,393
	Series 2019-BN16 Class XA
2,587,550	1.12%, 02/15/2052(c)	149,209
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-BN17 Class A4
$ 632,000	3.71%, 04/15/2052	$ 705,511
	Series 2019-BN18 Class XA
990,317	1.04%, 05/15/2062(c)	57,955
	Series 2019-BN20 Class XA
1,283,496	0.96%, 09/15/2062(c)	73,076
	Series 2019-BN22 Class XA
1,797,729	0.71%, 11/15/2062(c)	77,596
	Series 2019-BN23 Class XA
2,945,737	0.81%, 12/15/2052(c)	149,125
	Series 2019-BN24 Class XA
993,809	0.76%, 11/15/2062(c)	47,096
	Series 2020-BN26 Class XA
1,071,401	1.35%, 03/15/2063(c)	89,728
	Series 2020-BN28 Class XA
2,406,649	1.90%, 03/15/2063(c)	322,608
	Series 2020-BN29 Class XA
2,882,372	1.46%, 11/15/2053(c)	292,100
	Series 2020-BN30 Class A4
1,500,000	1.93%, 12/15/2053	1,478,099
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	273,059
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,564,063
	Barclays Commercial Mortgage Trust
	Series 2017-DELC Class A
228,000	0.93%, 08/15/2036(a)(b) 1-mo. LIBOR + 0.85%	227,995
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,565,996
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(c)	443,977
	Series 2019-B10 Class XA
2,349,282	1.39%, 03/15/2062(c)	170,872
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	341,544
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	504,774
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,616,235
	Series 2019-B12 Class XA
993,862	1.20%, 08/15/2052(c)	59,922
	Series 2019-B9 Class A5
1,400,000	4.02%, 03/15/2052	1,592,201

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-B18 Class XA
$ 634,200	1.92%, 07/15/2053(c)	$ 69,666
	Series 2020-B22 Class XA
1,110,406	1.64%, 01/15/2054(c)	130,900
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
580,000	1.62%, 03/01/2061(d)	580,000
	Series 2021-NQM2 Class A1
270,327	0.97%, 03/25/2060(c)	270,504
200,288	Bunker Hill Loan Depository Trust(a)(c) Series 2020-1 Class A1 1.72%, 02/25/2055	202,184
64,031	BX Commercial Mortgage Trust(a)(b) Series 2018-IND Class A 0.83%, 11/15/2035 1-mo. LIBOR + 0.75%	64,069
100,000	CAMB Commercial Mortgage Trust(a)(b) Series 2019-LIFE Class C 1.53%, 12/15/2037 1-mo. LIBOR + 1.45%	100,092
125,707	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	125,615
300,000	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	319,662
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	271,915
51,425	CIM Trust(a)(c) Series 2017-7 Class A 3.00%, 04/25/2057	52,129
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	440,035
	Citigroup Mortgage Loan Trust Inc
	Series 2018-RP2 Class A1
171,774	3.50%, 02/25/2058	176,313
	Series 2018-RP3 Class A1
187,242	3.25%, 03/25/2061(a)(c)	193,182
	COLT Mortgage Loan Trust(a)(c)
	Series 2019-4 Class A1
95,669	2.58%, 11/25/2049	95,672
	Series 2020-1R Class A1
67,627	1.26%, 09/25/2065	67,805
	Series 2020-2R Class A1
264,704	1.33%, 10/26/2065	265,272
	Series 2021-2 Class A1
294,069	0.92%, 08/25/2066	293,700
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-3 Class A1
$ 547,028	0.96%, 09/27/2066	$ 545,389
	Series 2021-HX1 Class A1
720,000	1.11%, 10/25/2066	722,661
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
239,230	2.94%, 01/10/2046	244,042
	Series 2019-WCM Class A
42,644	0.98%, 10/15/2034(a)(b) 1-mo. LIBOR + 0.90%	42,670
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046(a)	150,549
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
39,949	3.25%, 04/25/2047(c)	41,845
	Series 2018-RPL9 Class A
180,713	3.85%, 09/25/2057(c)	190,213
	Series 2020-NET Class A
100,000	2.26%, 08/15/2037	102,772
	Series 2020-NQM1 Class A1
357,728	1.21%, 05/25/2065(d)	358,707
	Series 2020-RPL4 Class A1
435,470	2.00%, 01/25/2060(c)	443,647
	Series 2021-NQM2 Class A1
510,535	1.18%, 02/25/2066(c)	510,915
	Series 2021-NQM5 Class A1
309,677	0.94%, 05/25/2066(c)	309,367
	Series 2021-NQM6 Class A1
720,000	1.17%, 07/25/2066(c)	720,294
	Series 2021-RPL4 Class A1
358,764	1.80%, 12/27/2060(c)	359,909
301,904	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	315,067
12,089,457	DBGS Mortgage Trust(c) Series 2018-C1 Class XA 0.33%, 10/15/2051	150,807
488,249	DBJPM Mortgage Trust(c) Series 2020-C9 Class XA 1.83%, 09/15/2053	47,681
	Ellington Financial Mortgage Trust(a)(c)
	Series 2020-2 Class A1
119,289	1.18%, 10/25/2065	119,761
	Series 2021-1 Class A1
76,315	0.80%, 02/25/2066	76,198
	Series 2021-2 Class A1
278,004	0.93%, 06/25/2066	278,241

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 560,000	FREMF Mortgage Trust(a)(c) Series 2015-K45 Class B 3.71%, 04/25/2048	$ 598,318
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
74,769	1.56%, 04/25/2065(d)	75,101
	Series 2021-NQM1 Class A1
399,172	0.87%, 01/25/2066(c)	398,425
	Series 2021-NQM4 Class A1
521,577	1.09%, 08/25/2066(c)	521,763
	Goldman Sachs Mortgage Securities Trust(c)
	Series 2013-GC13 Class A5
380,000	4.18%, 07/10/2046	399,929
	Series 2020-GC45 Class XA
2,036,922	0.79%, 02/13/2053	93,657
281,974	Imperial Fund Mortgage Trust(a)(c) Series 2021-NQM2 Class A1 1.07%, 09/25/2056	282,078
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	280,003
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	579,029
	Series 2016-C4 Class ASB
310,000	2.99%, 12/15/2049	326,988
	Series 2017-C7 Class A5
1,500,000	3.41%, 10/15/2050	1,646,736
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	124,830
	Legacy Mortgage Asset Trust(a)(d)
	Series 2021-GS2 Class A1
359,974	1.75%, 04/25/2061	360,342
	Series 2021-GS4 Class A1
127,647	1.65%, 11/25/2060	127,485
83,898	MetLife Securitization Trust(a)(c) Series 2018-1A Class A 3.75%, 03/25/2057	87,242
	MFA Trust(a)(c)
	Series 2020-NQM3 Class A1
60,287	1.01%, 01/26/2065	60,373
	Series 2021-NQM1 Class A1
556,337	1.15%, 04/25/2065	556,635
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQM2 Class A1
$ 284,479	1.03%, 11/25/2064	$ 284,424
	Mill City Mortgage Loan Trust(a)(c)
	Series 2019-1 Class A1
182,465	3.25%, 10/25/2069	190,317
	Series 2019-GS1 Class A1
427,239	2.75%, 07/25/2059	437,660
290,000	Mortgage Insurance-Linked Notes(a)(b) Series 2021-3 Class M1A 1.95%, 02/25/2034 1-mo. SOFR + 1.90%	290,963
	MTRO Commercial Mortgage Trust(a)(b)
	Series 2019-TECH Class B
100,000	1.18%, 12/15/2033 1-mo. LIBOR + 1.10%	99,501
	Series 2019-TECH Class C
100,000	1.38%, 12/15/2033 1-mo. LIBOR + 1.30%	99,501
220,000	Natixis Commercial Mortgage Securities Trust(a) Series 2019-1776 Class A 2.51%, 10/15/2036	220,306
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
33,197	3.75%, 05/28/2052(c)	34,879
	Series 2017-2A Class A3
99,598	4.00%, 03/25/2057(c)	106,139
	Series 2017-3A Class A1
160,242	4.00%, 04/25/2057(c)	171,736
	Series 2017-4A Class A1
58,008	4.00%, 05/25/2057(c)	61,732
	Series 2017-5A Class A1
57,848	1.59%, 06/25/2057(b) 1-mo. LIBOR + 1.50%	58,208
	Series 2017-6A Class A1
97,800	4.00%, 08/27/2057(c)	104,213
	Series 2018-1A Class A1A
495,401	4.00%, 12/25/2057(c)	528,697
	Series 2018-2A Class A1
107,735	4.50%, 02/25/2058(c)	114,377
	Series 2018-4A Class A1S
122,152	0.84%, 01/25/2048(b) 1-mo. LIBOR + 0.75%	122,333
	Series 2019-3A Class A1A
182,742	3.75%, 11/25/2058(c)	194,982
	Series 2019-5A Class A1B
192,722	3.50%, 08/25/2059(c)	200,301
	Series 2019-NQM4 Class A1
49,798	2.49%, 09/25/2059(c)	50,164
	Series 2020-1A Class A1B
114,004	3.50%, 10/25/2059(c)	119,100
	Series 2021-NQ1R Class A1
239,913	0.94%, 07/25/2055(c)	239,526

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQ2R Class A1
$ 409,109	0.94%, 10/25/2058(c)	$ 409,436
1,087,166	NMLT Trust(a)(c) Series 2021-INV1 Class A1 1.19%, 05/25/2056	1,086,686
	Onslow Bay Mortgage Loan Trust(a)(c)
	Series 2021-NQM1 Class A1
483,261	1.07%, 02/25/2066	482,403
	Series 2021-NQM3 Class A1
353,852	1.05%, 07/25/2061	353,786
	Preston Ridge Partners Mortgage LLC(a)
	Series 2019-GS1 Class A1
115,505	3.50%, 10/25/2024(c)	115,796
	Series 2020-3 Class A1
338,642	2.86%, 09/25/2025(d)	339,320
	Series 2020-6 Class A1
96,997	2.36%, 11/25/2025(d)	97,552
	Series 2021-3 Class A1
535,698	1.87%, 04/25/2026(d)	537,980
	Series 2021-4 Class A1
700,551	1.87%, 04/25/2026(d)	699,573
	Series 2021-6 Class A1
359,080	1.79%, 07/25/2026(d)	359,083
	Series 2021-7 Class A1
563,951	1.87%, 08/25/2026(d)	562,953
	Series 2021-RPL1 Class A1
148,457	1.32%, 07/25/2051(c)	148,078
150,000	Radnor RE Ltd(a)(b) Series 2020-1 Class M1A 1.04%, 01/25/2030 1-mo. LIBOR + 0.95%	149,626
207,060	Residential Mortgage Loan Trust(a)(c) Series 2021-1R Class A1 0.86%, 01/25/2065	206,753
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	507,171
	Starwood Mortgage Residential Trust(a)(c)
	Series 2020-3 Class A1
75,773	1.49%, 04/25/2065	76,095
	Series 2021-1 Class A1
428,558	1.22%, 05/25/2065	429,244
	Series 2021-2 Class A1
340,902	0.94%, 05/25/2065	340,649
265,209	Toorak Mortgage Corp Ltd(a)(c) Series 2021-INV1 Class A1 1.15%, 07/25/2056	264,939
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,283,410	Towd Point Mortgage Trust(a)(c) Series 2021-R1 Class A1 2.92%, 11/30/2060	$ 1,305,440
115,144	VCAT LLC(a)(d) Series 2021-NPL2 Class A1 2.12%, 03/27/2051	115,463
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
160,152	2.69%, 11/25/2059(c)	162,565
	Series 2020-4 Class A1
137,444	1.50%, 05/25/2065(d)	138,074
	Series 2020-5 Class A1
192,829	1.22%, 05/25/2065(d)	193,149
	Series 2021-2 Class A1
417,613	1.03%, 02/25/2066(c)	419,267
	Series 2021-4 Class A1
258,846	0.94%, 07/25/2066(c)	258,849
	Series 2021-5 Class A1
630,000	1.01%, 09/25/2066(c)	630,597
	Series 2021-R2 Class A1
252,281	0.92%, 02/25/2064(c)	252,527
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	155,845
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	346,079
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	402,368
	Series 2017-C42 Class D
300,000	2.80%, 12/15/2050(a)(c)	269,963
	Series 2021-C60 Class A4
1,550,000	2.34%, 08/15/2054	1,571,100
	Series 2021-C60 Class B
550,000	2.73%, 08/15/2054	556,173
		49,932,319
U.S. Government Agency — 34.41%
	Federal Home Loan Mortgage Corp
370	5.00%, 03/01/2022	386
319,237	3.00%, 09/01/2027	338,407
4,877	6.00%, 11/01/2033	5,593
8,423	6.00%, 04/01/2035	9,464
12,894	4.50%, 05/01/2035	14,330
37,374	5.50%, 08/01/2035	42,389
42,895	4.50%, 11/01/2035	47,050
4,261	6.50%, 02/01/2036	4,792
8,993	4.50%, 03/01/2036	10,007
10,897	6.00%, 03/01/2036	12,876
13,896	5.50%, 06/01/2036	15,541
23,331	5.50%, 08/01/2036	27,158
4,430	6.00%, 08/01/2037	5,064
20,549	7.00%, 08/01/2037	22,938

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 55,735	5.00%, 04/01/2038	$ 63,735
120,078	5.50%, 05/01/2038	139,290
83,415	4.50%, 03/01/2039	93,522
84,985	4.50%, 05/01/2039	94,977
88,232	4.00%, 09/01/2040	97,586
228,126	5.00%, 09/01/2040	260,685
30,721	4.00%, 09/01/2043	33,956
219,754	4.50%, 04/01/2044	242,771
494,028	4.50%, 12/01/2044	543,676
1,974,569	4.50%, 07/01/2047	2,153,837
647,386	3.50%, 05/01/2050	684,619
996,923	2.50%, 09/01/2051	1,035,032
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	209,835
	Series K104 Class X1
1,002,731	1.25%, 02/25/2052(c)	81,537
	Series K111 Class X1
576,230	1.68%, 05/25/2030(c)	67,841
	Series K112 Class X1
1,129,098	1.54%, 05/25/2030(c)	122,883
	Series K114 Class X1
1,467,512	1.21%, 06/25/2030(c)	125,873
	Series K122 Class X1
449,504	0.97%, 11/25/2030(c)	31,007
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
27,487	3.00%, 05/15/2041	29,163
	Series 4097 Class KA
114,518	2.00%, 09/15/2031	117,375
	Series 4122 Class AB
109,496	1.50%, 10/15/2042	109,495
	Series 4139 Class PA
147,600	2.50%, 11/15/2041	153,846
	Series 4142 Class PT
97,613	1.25%, 12/15/2027	99,019
	Series 4146 Class AB
88,703	1.13%, 12/15/2027	89,640
	Series 4216 Class KQ
99,645	1.70%, 10/15/2039	100,965
	Series 4961 Class JB
195,406	2.50%, 12/15/2042	203,923
93,301	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b) Series 2014-DN3 Class M3 4.09%, 08/25/2024 1-mo. LIBOR + 4.00%	95,588
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 100,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit(a)(b) Series 2021-DNA5 Class M2 1.70%, 01/25/2034 1-mo. SOFR + 1.65%	$ 100,817
	Federal National Mortgage Association
292,103	4.00%, 07/01/2026	309,924
492,172	3.50%, 01/01/2031	520,634
7,988	4.50%, 08/01/2035	8,877
3,813	6.00%, 02/01/2036	4,281
29,612	5.50%, 03/01/2036	33,547
22,978	6.50%, 06/01/2036	25,809
45,381	6.00%, 03/01/2037	52,804
252	6.50%, 04/01/2037	283
53,397	6.00%, 08/01/2037	61,699
18,583	6.50%, 08/01/2037	21,767
234,374	4.00%, 10/01/2041	257,998
466,715	4.00%, 01/01/2045	512,033
236,159	3.50%, 08/01/2045	253,980
528,173	4.00%, 10/01/2046	574,878
532,796	3.50%, 01/01/2047	568,088
1,527,296	4.50%, 11/01/2047	1,663,354
669,286	4.50%, 04/01/2048	726,529
267,945	4.00%, 02/01/2049	286,915
933,553	4.50%, 07/01/2049	1,010,495
1,243,455	3.00%, 12/01/2049	1,305,032
2,614,649	3.00%, 04/01/2050	2,758,530
846,098	3.50%, 05/01/2050	893,424
321,564	2.50%, 07/01/2050	332,350
1,801,229	3.00%, 07/01/2051	1,908,362
	Federal National Mortgage Association Alternative Credit Enhancement Securities(c)
	Series 2019-M21 Class X3
2,111,308	1.33%, 06/25/2034	204,977
	Series 2020-M2 Class X
5,356,876	0.42%, 01/25/2030	111,205
86,566	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	90,145
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
94,527	1.50%, 09/25/2027	96,256
	Series 2012-124 Class JA
68,830	1.50%, 11/25/2042	68,731
	Series 2012-128 Class PD
185,963	1.50%, 06/25/2042	189,446
	Series 2012-18 Class GA
49,615	2.00%, 12/25/2041	51,031

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2012-21 Class PQ
$ 29,171	2.00%, 09/25/2041	$ 29,946
	Series 2012-52 Class PA
39,511	3.50%, 05/25/2042	42,322
	Series 2012-75 Class KC
52,361	2.50%, 12/25/2041	53,875
	Series 2013-16 Class A
113,218	1.75%, 01/25/2040	114,342
	Series 2013-43 Class XP
132,646	1.50%, 08/25/2041	135,146
	Series 2013-77 Class BP
92,893	1.70%, 06/25/2043	94,226
	Series 2013-9 Class PT
83,773	1.25%, 02/25/2028	84,751
	Series 2015-48 Class QB
50,907	3.00%, 02/25/2043	52,764
	Series 2015-5 Class EP
139,279	2.00%, 06/25/2043	142,062
	Series 2016-11 Class GA
63,448	2.50%, 03/25/2046	66,129
	Series 2016-38 Class NA
29,847	3.00%, 01/25/2046	31,953
	Series 2017-26 Class CG
66,864	3.50%, 07/25/2044	69,302
	Series 2017-34 Class JK
34,905	3.00%, 05/25/2047	35,911
	Series 2017-35 Class AH
79,444	3.50%, 04/25/2053	81,435
	Series 2017-49 Class JA
69,967	4.00%, 07/25/2053	72,509
	Series 2017-84 Class KA
64,489	3.50%, 04/25/2053	66,206
	Series 2017-A6 Class A6
129,377	3.00%, 12/25/2054	134,972
	Series 2018-19 Class DC
53,000	3.50%, 05/25/2056	55,320
	Series 2018-23 Class LA
56,031	3.50%, 04/25/2048	59,629
	Series 2018-38 Class PC
23,717	3.50%, 03/25/2045	24,011
	Series 2018-70 Class HA
78,888	3.50%, 10/25/2056	82,986
	Series 2018-72 Class BA
115,555	3.50%, 07/25/2054	120,392
	Series 2018-77 Class PA
30,513	3.50%, 02/25/2048	31,863
	Series 2018-80 Class GD
55,725	3.50%, 12/25/2047	57,753
	Series 2019-12 Class HA
106,391	3.50%, 11/25/2057	113,703
	Series 2019-14 Class CA
110,080	3.50%, 04/25/2049	119,243
	Series 2019-15 Class AB
118,702	3.50%, 05/25/2053	127,438
	Series 2019-21 Class BD
106,409	3.00%, 09/25/2057	110,297
	Series 2019-22 Class BA
115,609	3.50%, 12/25/2058	125,258
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2019-41 Class AC
$ 116,576	2.50%, 03/25/2053	$ 119,965
	Series 2019-45 Class PT
115,923	3.00%, 08/25/2049	121,868
	Series 2019-6 Class GJ
134,270	3.00%, 02/25/2049	141,121
	Series 2019-7 Class CA
86,723	3.50%, 11/25/2057	92,018
	Series 2019-7 Class JA
91,575	3.50%, 03/25/2049	97,832
	Series 2020-1 Class AC
417,384	3.50%, 08/25/2058	447,957
	Government National Mortgage Association
7,200,000	2.00%, TBA	7,299,714
23,000,000	2.50%, TBA	23,738,875
8,750,000	3.00%, TBA	9,141,699
6,250,000	3.50%, TBA	6,571,899
2,800,000	4.00%, TBA	2,971,336
2,400,000	4.50%, TBA	2,559,001
233,975	4.00%, 02/20/2045	255,867
123,765	4.50%, 01/20/2046	137,365
2,750,000	3.00%, 11/01/2051	2,867,197
	Series 2013-37 Class LG
64,882	2.00%, 01/20/2042	66,152
	Series 2015-151 Class BA
65,879	1.70%, 10/20/2045	66,679
	Series 2015-56 Class LB
123,670	1.50%, 04/16/2040	124,647
69,100	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	75,422
	Uniform Mortgage-Backed Security(e)
74,180,000	2.00%, TBA	74,399,066
11,650,000	2.50%, TBA	12,004,931
12,300,000	3.00%, TBA	12,873,296
5,500,000	3.50%, TBA	5,819,365
4,800,000	4.00%, TBA	5,142,656
6,600,000	4.50%, TBA	7,137,801
		199,251,345
TOTAL MORTGAGE-BACKED SECURITIES — 43.03% (Cost $249,156,403)		$249,183,664
MUNICIPAL BONDS AND NOTES
575,000	California State University 1.79%, 11/01/2030	564,943
500,000	Chabot-Las Positas Community College District 1.89%, 08/01/2031	497,631
560,000	Chicago O'Hare International Airport 2.35%, 01/01/2030	567,534

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 65,000	Chicago Transit Authority Sales Tax Receipts Fund 3.91%, 12/01/2040	$ 73,252
575,000	City of New York, New York 1.92%, 08/01/2031	564,839
145,000	City of Rapid City, South Dakota Sales Tax Revenue 1.78%, 12/01/2031	142,094
	County of Riverside California
420,000	2.96%,02/15/2027	450,991
420,000	3.07%,02/15/2028	453,951
200,000	District of Columbia 3.43%, 04/01/2042	210,712
	Marshall University
100,000	3.13%,05/01/2028	104,568
100,000	3.38%,05/01/2031	105,380
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	134,851
315,000	5.18%,11/15/2049	429,916
335,000	Napa Valley Unified School District 1.54%, 08/01/2028	333,636
570,000	New York State Dormitory Authority 2.15%, 03/15/2031	576,221
105,000	New York State Thruway Authority 2.90%, 01/01/2035	110,660
410,000	New York Transportation Development Corp 4.25%, 09/01/2035	455,647
600,000	Oregon Education Districts 1.89%, 06/30/2031	591,979
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	455,872
345,000	Port Authority of New York & New Jersey 1.09%, 07/01/2023	349,438
80,000	Regents of The University of California Medical Center Pooled Revenue 6.55%, 05/15/2048	123,529
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	399,259
575,000	2.15%,07/01/2030	581,260
	State of California
130,000	7.55%,04/01/2039	219,056
85,000	7.30%,10/01/2039	134,343
15,000	7.63%,03/01/2040	24,948
295,000	State of Connecticut Special Tax Revenue 5.46%, 11/01/2030	356,890
TOTAL MUNICIPAL BONDS AND NOTES — 1.56% (Cost $8,752,657)		$9,013,400
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
$ 1,181,665	U.S. Treasury Inflation Indexed Bonds TIPS 0.88%, 02/15/2047	$ 1,513,362
	United States Treasury Note/Bond
3,880,000	2.38%, 08/15/2024	4,088,398
8,752,000	2.00%, 02/15/2025	9,154,387
2,215,000	2.13%, 05/15/2025	2,327,827
2,400,000	0.25%, 06/30/2025	2,357,250
7,325,000	2.88%, 07/31/2025	7,912,717
9,060,000	6.88%, 08/15/2025(f)(g)	11,183,438
1,200,000	0.25%, 08/31/2025	1,175,484
1,085,000	0.25%, 09/30/2025	1,061,732
2,000,000	0.38%, 11/30/2025	1,961,797
7,980,000	0.38%, 01/31/2026	7,808,555
670,000	0.50%, 02/28/2026	658,694
17,720,000	0.75%, 03/31/2026	17,594,714
4,380,000	0.75%, 04/30/2026	4,346,295
9,400,000	0.88%, 06/30/2026	9,366,953
9,855,000	1.38%, 08/31/2026	10,043,246
3,200,000	0.88%, 09/30/2026	3,182,750
265,000	1.13%, 02/28/2027	265,911
2,000,000	0.50%, 04/30/2027	1,935,156
2,500,000	0.50%, 05/31/2027	2,415,137
1,150,000	0.38%, 07/31/2027	1,100,586
4,090,000	2.25%, 08/15/2027	4,347,063
430,000	0.38%, 09/30/2027	410,314
125,000	0.50%, 10/31/2027	119,966
700,000	1.13%, 02/29/2028	695,598
600,000	2.38%, 05/15/2029	644,063
5,475,000	0.63%, 05/15/2030	5,110,143
9,605,000	0.63%, 08/15/2030	8,935,276
2,560,000	0.88%, 11/15/2030	2,429,400
9,265,000	1.13%, 02/15/2031	8,974,021
2,130,000	1.25%, 08/15/2031	2,078,414
16,750,000	1.88%, 02/15/2041	16,383,594
5,125,000	2.25%, 05/15/2041	5,329,199
570,000	1.75%, 08/15/2041	544,884
350,000	3.63%, 08/15/2043	449,244
4,670,000	3.75%, 11/15/2043	6,109,673
5,590,000	3.63%, 02/15/2044	7,195,596
610,000	3.13%, 08/15/2044	730,022
3,850,000	2.50%, 02/15/2045	4,157,699
4,140,000	3.00%, 11/15/2045	4,880,348
4,515,000	2.50%, 02/15/2046	4,882,902
260,000	2.50%, 05/15/2046	281,338
1,620,000	2.25%, 08/15/2046	1,673,093
1,500,000	2.88%, 11/15/2046	1,737,480
1,500,000	3.00%, 02/15/2047	1,777,383
1,170,000	3.00%, 02/15/2048	1,391,203
300,000	3.13%, 05/15/2048	365,016
510,000	2.25%, 08/15/2049	528,647
2,545,000	1.38%, 08/15/2050	2,147,543
7,110,000	1.63%, 11/15/2050	6,387,613
4,425,000	1.88%, 02/15/2051	4,219,652
1,965,000	2.38%, 05/15/2051	2,097,023

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 485,000	2.00%, 08/15/2051	$ 476,437
TOTAL U.S. TREASURY BONDS AND NOTES — 36.08% (Cost $209,945,069)		$208,944,236
Shares
COMMON STOCK
Consumer, Cyclical — 0.01%
761	Superior Energy Services LLC(h)	23,971
TOTAL COMMON STOCK — 0.01% (Cost $50,000)		$23,971
TOTAL INVESTMENTS — 119.98% (Cost $692,973,092)		$694,719,770
OTHER ASSETS & LIABILITIES, NET — (19.98)%		$(115,672,436)
TOTAL NET ASSETS — 100.00%		$579,047,334
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2021.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2021. Maturity date disclosed represents final maturity date.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(g)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(h)	Non-income producing security.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	157	USD	34,548,586	December 2021	$(19,275)
Short
U.S. 10 Year Treasury Note Futures	187	USD	24,610,953	December 2021	231,251
U.S. 5 Year Treasury Note Futures	368	USD	51,919,946	December 2021	233,750
U.S. Long Bond Futures	174	USD	27,704,062	December 2021	629,054
U.S. Treasury Bond Futures	101	USD	14,670,250	December 2021	204,346
U.S. Ultra Bond Futures	67	USD	12,801,188	December 2021	396,285
				Net Appreciation	$1,675,411
At September 30, 2021, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.36 Index(a)	$3,675,000	$89,100	$73,477	1.00	June 20, 2026	$15,623	Sell	Quarterly
Nordstrom Inc 6.95%, 03/15/2028	750,000	(3,753)	(509)	1.00	June 20, 2024	(3,245)	Sell	Quarterly
					Net Appreciation	$12,378
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2021

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 600 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $9,071,000 in credit default swaps for the reporting period.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2021, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	-	$9,782,468	$363,686	$9,632,574	$204,991	$(513,579)	$117,172	$-	-%
Federated High Yield Bond Fund	-	20,926	290	20,498	484	(718)	2,069	-	-
					205,475	(514,297)	119,241	0	0.00
				Total	$205,475	$(514,297)	$119,241	$0	0.00%

September 30, 2021